Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Depreciation expenses		$ 33,000
Predecessor [Member]
Depreciation expenses	$ 17,300		$ 37,800	$ 33,000